Goodwill and Other Intangible Assets - Summary of Other Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	$ 54,377
Finite-Lived Intangible Assets, Amortization Expense, Year Two	54,231
Finite-Lived Intangible Assets, Amortization Expense, Year Three	53,636
Finite-Lived Intangible Assets, Amortization Expense, Year Four	51,964
Total accumulated amortization	(184,082)	$ (132,746)
Carrying value of trade names	554,771	332,184
Trade names, not subject to amortization	60,821	60,821
Intangible Assets, Gross (Excluding Goodwill)	799,674	525,751
Intangible Assets, Net (Excluding Goodwill)	615,592	393,005
Finite-Lived Intangible Assets, Amortization Expense, Year Five	51,567
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	$ 265,775
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted average useful lives	13 years
Total accumulated amortization	$ (120,786)	(87,408)
Carrying value of trade names	$ 341,900	170,008
Technology and patents
Finite-Lived Intangible Assets [Line Items]
Weighted average useful lives	13 years
Total accumulated amortization	$ (23,409)	(19,406)
Carrying value of trade names	$ 56,237	16,605
Trade names, subject to amortization
Finite-Lived Intangible Assets [Line Items]
Weighted average useful lives	15 years
Total accumulated amortization	$ (32,506)	(19,025)
Carrying value of trade names	$ 155,774	144,237
Licensing and non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Weighted average useful lives	5 years
Total accumulated amortization	$ (6,655)	(6,261)
Carrying value of trade names	$ 860	1,254
Distributor relations and other
Finite-Lived Intangible Assets [Line Items]
Weighted average useful lives	5 years
Total accumulated amortization	$ (726)	(646)
Carrying value of trade names	$ 0	$ 80